Patient Fees Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Disaggregation of Revenue [Line Items]
Schedule of patient fees receivable

	Successor
	June 30, 2022	December 31, 2021
Total Receivables: Gross	$2,698,072	$2,641,182
Less: Contractual Allowances	(2,129,238)	(1,968,750)
Receivables Net of Contractual Allowances	$568,834	$672,432

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Total Receivables: Gross	$2,641,182	$1,041,300
Less: Contractual Allowances	(1,968,750)	(791,837)
Receivables Net of Contractual Allowances	$672,432	$249,463
Commercial	$362,851	$85,504
Medicare / Medicaid	280,265	116,220
Self Pay	29,316	47,739
Receivables Net of Contractual Allowances	$672,432	$249,463